UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-08572

Bishop Street Funds

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-262-9565

Date of fiscal year end: December 31, 2015

Date of reporting period: September 30, 2015

Item 1.	Schedule of Investments

Strategic Growth Fund	(unaudited)

Schedule of Investments

as of September 30, 2015

Shares		Value (000)

COMMON STOCK ‡ — 99.4%
Consumer Discretionary — 16.0%
3,117	Amazon.com*	$1,595
14,790	Nike Cl B	1,819
1,153	priceline.com*	1,426
5,089	Tesla Motors *	1,264

		6,104

Consumer Staples — 8.5%
14,290	CVS Health	1,379
13,610	Monster Beverage *	1,839

		3,218

Financials — 2.7%
4,380	Intercontinental Exchange	1,029

Health Care — 30.2%
10,747	Alexion Pharmaceuticals*	1,681
4,693	Biogen*	1,370
26,217	Bristol-Myers Squibb	1,552
11,590	Celgene*	1,254
8,810	DexCom*	756
8,370	Illumina*	1,472
4,433	Intercept Pharmaceuticals*	735
21,170	Novo Nordisk ADR	1,148
14,865	Vertex Pharmaceuticals *	1,548

		11,516

Industrials — 2.0%
4,270	Acuity Brands	750

Information Technology — 40.0%
17,240	Adobe Systems*	1,417
24,541	Cognizant Technology Solutions Cl A*	1,537
19,296	Facebook Cl A*	1,735
26,192	Fitbit*	987
9,608	LinkedIn Cl A*	1,827
11,970	MercadoLibre	1,090
30,764	Mobileye NV*	1,399
18,800	ServiceNow*	1,306
9,980	Skyworks Solutions	840
24,136	Splunk*	1,336
25,212	Visa Cl A	1,756

		15,230

TOTAL COMMON STOCK (Cost $35,015)		37,847

SHORT-TERM INVESTMENT (A) — 1.0%
387,396	Dreyfus Cash Management Fund, Institutional Shares, 0.060% (Cost $387)	387

TOTAL INVESTMENTS (Cost $35,402†) —100.4%		$38,234

Percentages are based on Net Assets of $38,072 ($ Thousands).

*	Non-income producing security.

(A)	The rate shown is the 7-day effective yield as of September 30, 2015.

‡	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

†	At September 30, 2015, the tax basis cost of the Fund’s investments was $35,402, and the unrealized appreciation and depreciation were $4,185 and $(1,353) respectively.

Cost figures are shown in thousands

September 30, 2015	www.bishopstreetfunds.com

Strategic Growth Fund	(unaudited)

Schedule of Investments

as of September 30, 2015

ADR — American Depositary Receipt

Cl — Class

As of September 30, 2015, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP.

For the period ended September 30, 2015, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

As of September 30, 2015, there were no Level 3 investments.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements

BSF-QH-001-2500

September 30, 2015	www.bishopstreetfunds.com

Dividend Value Fund	(unaudited)

Schedule of Investments

as of September 30, 2015

Shares		Value (000)

COMMON STOCK — 96.8%
Consumer Discretionary — 9.6%
19,010	Comcast Cl A	$1,081
9,765	Home Depot	1,128
7,315	Macy’s	376
4,405	Magna International	212
3,920	McDonald’s	386
8,030	Time Warner	552
3,725	TJX	266
5,680	VF	387

		4,388

Consumer Staples — 12.8%
16,605	Altria Group	903
6,975	Coca-Cola Enterprises	337
8,475	CVS Health	818
11,170	General Mills	627
3,750	Kimberly-Clark	409
7,725	PepsiCo	729
12,830	Philip Morris International	1,018
9,230	Procter & Gamble	664
5,800	Wal-Mart Stores	376

		5,881

Energy — 7.3%
5,080	Chevron	401
16,805	Exxon Mobil	1,249
13,055	Kinder Morgan	361
6,305	Occidental Petroleum	417
9,215	Schlumberger	636
5,155	Valero Energy	310

		3,374

Financials — 19.6%
6,035	ACE	624
1,600	Alexandria Real Estate Equities‡	135
640	AvalonBay Communities‡	112
2,310	BlackRock	687
4,090	Chubb	502
5,725	CME Group	531
1,505	Crown Castle International‡	119
6,820	Duke Realty	130
850	Essex Property Trust‡	190
22,065	JPMorgan Chase	1,345
12,620	Marsh & McLennan	659
5,930	Northern Trust	404
6,105	PNC Financial Services Group	545
3,025	Public Storage‡	640
1,735	Simon Property Group‡	319
4,065	T Rowe Price Group	282
12,440	US Bancorp	510
24,675	Wells Fargo	1,267

		9,001

Health Care — 12.0%
2,415	Amgen	334
9,360	Bristol-Myers Squibb	554
6,235	Gilead Sciences	612
13,740	Johnson & Johnson	1,283
8,415	Medtronic PLC	563
22,130	Merck	1,093
33,365	Pfizer	1,048

		5,487

Industrials — 12.7%
3,465	Boeing	454
4,315	Dover	247
4,230	General Dynamics	583
35,685	General Electric	900
9,365	Honeywell International	887
3,435	Lockheed Martin	712

September 30, 2015	www.bishopstreetfunds.com

Dividend Value Fund	(unaudited)

Schedule of Investments

as of September 30, 2015

Shares		Value (000)
Industrials — (continued)
3,435	Parker Hannifin	$334
7,250	United Parcel Service Cl B	715
6,940	United Technologies	618
7,740	Waste Management	386

		5,836

Information Technology — 13.2%
12,405	Activision Blizzard	383
14,035	Apple	1,548
7,100	Automatic Data Processing	571
29,055	Cisco Systems	763
16,180	Intel	488
2,840	Microchip Technology	122
38,575	Microsoft	1,707
9,350	Texas Instruments	463

		6,045

Materials — 2.4%
3,490	Eastman Chemical	226
2,695	LyondellBasell Industries NV Cl A	225
1,865	Sherwin-Williams	415
6,605	Sonoco Products	249

		1,115

Telecommunication Services — 2.2%
23,395	Verizon Communications	1,018

Utilities — 5.0%
5,100	American Electric Power	290
9,165	CMS Energy	324
4,050	Dominion Resources	285
6,060	Eversource Energy	307
2,990	NextEra Energy	291
4,805	PG&E	254
2,480	Sempra Energy	240
5,930	WEC Energy Group	309

		2,300

TOTAL COMMON STOCK (Cost $34,926)		44,445

PREFERRED STOCK — 0.5%
Financials — 0.5%
12,745	Fifth Third Bancorp, 8.500% (Cost $224)	241

SHORT-TERM INVESTMENT (A) — 2.6%
1,212,027	Dreyfus Cash Management Fund, Institutional Shares, 0.060% (Cost $1,212)	1,212

TOTAL INVESTMENTS (Cost $36,362†) —99.9%		$45,898

Percentages are based on Net Assets of $45,927 ($ Thousands).

‡	Real Estate Investment Trust

(A)	The rate shown is the 7-day effective yield as of September 30, 2015.

†	At September 30, 2015, the tax basis cost of the Fund’s investments was $36,362, and the unrealized appreciation and depreciation were $10,880 and $(1,344) respectively.

Cost figures are shown in thousands.

Cl — Class

PLC — Public Limited Company

As of September 30, 2015, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended September 30, 2015, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

September 30, 2015	www.bishopstreetfunds.com

Dividend Value Fund	(unaudited)

Schedule of Investments

as of September 30, 2015

As of September 30, 2015, there were no Level 3 investments.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements

BSF-QH-001-2500

September 30, 2015	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Schedule of Investments

as of September 30, 2015

Face Amount (000)		Value (000)

CORPORATE OBLIGATIONS — 56.2%
Banks — 4.7%
	Bank of Oklahoma
$500	1.011%, 05/15/17 (A)	$494
	Barclays Bank PLC
500	6.750%, 05/22/19	582
	Citigroup
520	6.000%, 08/15/17	561
	Goldman Sachs Group MTN
500	7.500%, 02/15/19	584
	JPMorgan Chase
450	3.150%, 07/05/16	458
	MUFG Americas Holdings
250	2.250%, 02/10/20	249
	US Bancorp MTN
500	3.000%, 03/15/22	512

		3,440

Consumer Discretionary — 8.7%
	Amazon.com
350	4.800%, 12/05/34	360
	Anheuser-Busch InBev Finance
425	1.250%, 01/17/18	422
	Anheuser-Busch InBev Worldwide
350	7.750%, 01/15/19	411
	AutoZone
250	4.000%, 11/15/20	266
	Comcast
550	3.600%, 03/01/24	568
	DIRECTV Holdings LLC
275	3.800%, 03/15/22	277
	Dollar General
500	1.875%, 04/15/18	500
	Ford Motor Credit LLC
500	2.375%, 03/12/19	496
	George Washington University
225	4.363%, 09/15/43	222
	Home Depot
700	5.875%, 12/16/36	860
	Johnson Controls
500	4.250%, 03/01/21	528
	McDonald’s MTN
575	2.200%, 05/26/20	576
350	1.875%, 05/29/19	350
	Target
525	2.300%, 06/26/19	536

		6,372

Consumer Staples — 4.1%
	Campbell Soup
500	4.250%, 04/15/21	545
	Coca-Cola
200	2.450%, 11/01/20	203
	Colgate-Palmolive MTN
500	1.950%, 02/01/23	480
	ConAgra Foods
250	1.900%, 01/25/18	248
	Hershey
250	2.625%, 05/01/23	245

September 30, 2015	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Schedule of Investments

as of September 30, 2015

Face Amount (000)		Value (000)
Consumer Staples — (continued)
	Teva Pharmaceutical Finance BV
$500	2.400%, 11/10/16	$506
	Unilever Capital
375	2.100%, 07/30/20	377
	Walgreens Boots Alliance
400	3.300%, 11/18/21	405

		3,009

Energy — 4.6%
	BP Capital Markets PLC
265	3.814%, 02/10/24	271
	Devon Energy
400	6.300%, 01/15/19	448
	Halliburton
500	6.150%, 09/15/19	570
	Hess
225	8.125%, 02/15/19	263
	Kinder Morgan Energy Partners
500	9.000%, 02/01/19	591
	Murphy Oil
500	2.500%, 12/01/17	488
	Occidental Petroleum
375	2.700%, 02/15/23	362
	Schlumberger Investment SA
400	3.650%, 12/01/23	412

		3,405

Financials — 13.7%
	American International Group
350	2.300%, 07/16/19	352
	Aon
500	3.125%, 05/27/16	507
	Bank of America MTN
750	2.600%, 01/15/19	758
	Bank of New York Mellon MTN
500	4.150%, 02/01/21	543
	Branch Banking & Trust
400	1.000%, 04/03/17	399
	General Electric Capital MTN
600	1.337%, 03/15/23 (A)	601
	Goldman Sachs Group MTN
725	0.958%, 06/04/17 (A)	724
	Lincoln National
500	8.750%, 07/01/19	611
	MetLife
1,000	6.817%, 08/15/18	1,139
	Morgan Stanley MTN
550	5.750%, 10/18/16	576
500	0.737%, 10/18/16 (A)	499
	Principal Financial Group
500	8.875%, 05/15/19	610
	Prudential Financial MTN
320	7.375%, 06/15/19	377
	Royal Bank of Canada MTN
650	2.150%, 03/06/20	652
	State Street
425	4.956%, 03/15/18	453
	Toyota Motor Credit MTN
500	1.375%, 01/10/18	500
	Ventas Realty
415	2.700%, 04/01/20 ‡	413

September 30, 2015	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Schedule of Investments

as of September 30, 2015

Face Amount (000)		Value (000)
Financials — (continued)
	Wells Fargo
$300	2.150%, 01/15/19	$302

		10,016

Health Care — 6.2%
	AbbVie
550	2.900%, 11/06/22	536
	Amgen
350	5.700%, 02/01/19	389
520	2.200%, 05/22/19	522
	AstraZeneca PLC
1,000	5.900%, 09/15/17	1,089
	Becton Dickinson and Co
500	3.125%, 11/08/21	503
	Gilead Sciences
650	4.500%, 04/01/21	707
	Merck Sharp & Dohme
750	5.000%, 06/30/19	836

		4,582

Industrials — 2.2%
	Caterpillar
500	7.900%, 12/15/18	592
	Raytheon
475	2.500%, 12/15/22	464
	United Technologies
550	3.100%, 06/01/22	559

		1,615

Information Technology — 6.0%
	Apple
725	2.850%, 05/06/21	743
	EMC
250	1.875%, 06/01/18	251
	Intel
550	3.300%, 10/01/21	578
	International Business Machines
1,000	8.375%, 11/01/19	1,254
	Microsoft
500	3.625%, 12/15/23	530
	Symantec
500	4.200%, 09/15/20	518
	Texas Instruments
500	1.000%, 05/01/18	495

		4,369

Materials — 3.1%
	BHP Billiton Finance
350	5.250%, 12/15/15	353
	Mosaic
500	5.625%, 11/15/43	527
	Praxair
500	2.200%, 08/15/22	477
	Rio Tinto Finance USA PLC
750	9.000%, 05/01/19	918

		2,275

Telecommunication Services — 1.0%
	AT&T
305	5.500%, 02/01/18	331

September 30, 2015	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Schedule of Investments

as of September 30, 2015

Face Amount (000)		Value (000)
Telecommunication Services — (continued)
	Verizon Communications
$375	2.625%, 02/21/20	$376

		707

Transportation — 1.4%
	Burlington Northern Santa Fe LLC
625	4.450%, 03/15/43	606
	Continental Airlines
410	9.000%, 07/08/16	430

		1,036

Utilities — 0.5%
	CenterPoint Energy
350	5.950%, 02/01/17	370

TOTAL CORPORATE OBLIGATIONS (Cost $40,022)		41,196

U.S. TREASURY OBLIGATIONS — 18.3%
	U.S. Treasury Bond
700	7.250%, 05/15/16	730
800	6.000%, 02/15/26	1,094
500	5.375%, 02/15/31	694
700	4.750%, 02/15/37	949
1,350	4.500%, 08/15/39	1,761
895	4.375%, 05/15/41	1,154
335	3.750%, 08/15/41	393
1,000	3.625%, 08/15/43	1,151
525	3.000%, 05/15/45	537
1,000	2.875%, 05/15/43	997
	U.S. Treasury Note
275	3.750%, 11/15/18	299
350	3.625%, 02/15/21	388
625	3.125%, 10/31/16	643
500	3.125%, 01/31/17	518
600	2.875%, 03/31/18	631
405	2.625%, 04/30/16	411
750	2.375%, 07/31/17	774
325	1.375%, 02/28/19	328

TOTAL U.S. TREASURY OBLIGATIONS (Cost $12,482)		13,452

U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.5%
	FHLB
1,100	5.125%, 03/10/17	1,171
475	4.750%, 03/10/23	558
1,000	4.125%, 03/13/20	1,116
1,100	3.750%, 12/14/18	1,191
	FHLMC
875	8.250%, 06/01/16	921
	FHLMC MTN
550	1.250%, 12/29/17	551
700	1.200%, 09/28/18	702

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $6,023)		6,210

MUNICIPAL BONDS — 8.2%
	Akron Ohio, RB, NATL Insured
500	5.610%, 12/01/26	516

September 30, 2015	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Schedule of Investments

as of September 30, 2015

Face Amount (000)		Value (000)
Municipal — (continued)
	Atlantic City Board of Education, GO
$350	6.800%, 08/15/28	$380
	Babylon New York, GO
375	4.600%, 07/01/37	380
	California State, GO
560	6.509%, 04/01/39	651
	Connecticut State, GO
200	5.295%, 10/01/29	227
	Houston, Independent School District, GO
250	6.125%, 02/15/28	276
	Hudson County, Improvement Authority, RB, AGM Insured
575	7.400%, 12/01/25	695
	Maryland State, Transportation Authority, RB
500	5.788%, 07/01/29	598
	Napa Valley Unified School District, GO
225	6.507%, 08/01/43	286
	New York City Water & Sewer System, RB
1,000	6.124%, 06/15/42	1,134
	New York New York, GO
300	6.268%, 03/01/31	340
	San Antonio Texas Water System Revenue, RB
250	5.502%, 05/15/29	301
	St. Louis, Missouri School District, Qualified School Construction Boards, GO
200	4.700%, 04/01/28	218

TOTAL MUNICIPAL BONDS (Cost $5,916)		6,002

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 6.3%
	FHLMC, Ser 2011-3970, Cl KC
1,500	3.500%, 03/15/33	1,572
	FHLMC, Ser E01488
109	5.000%, 10/01/18	114
	FHLMC, Ser G12710
136	5.500%, 07/01/22	140
	FNMA, Ser 2003-33, Cl AB
124	3.750%, 03/25/33	125
	FNMA, Ser 2003-58, Cl D
74	3.500%, 07/25/33	77
	FNMA, Ser 2012-84, Cl JB
400	3.000%, 05/25/42	390
	FNMA, Ser 2013-92, Cl MT
91	4.000%, 07/25/41	99
	FNMA, Ser 889958
62	5.000%, 10/01/23	66
	GNMA, Ser 2011-112, Cl JP
412	2.000%, 02/20/40	414
	GNMA, Ser 2012-101, Cl KL
1,000	2.000%, 09/20/41	963
	GNMA, Ser 2012-91, Cl QL
765	2.000%, 09/20/41	669

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (Cost $4,612)		4,629

NON-AGENCY MORTGAGE-BACKED OBLIGATION (A) — 1.1%
	GSR Mortgage Loan Trust, Ser 2004-4, Cl 3A2
820	1.980%, 04/25/32 (Cost $745)	774

September 30, 2015	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Schedule of Investments

as of September 30, 2015

Shares		Value (000)

SHORT-TERM INVESTMENT (B) — 0.7%
490,377	Dreyfus Cash Management Fund, Institutional Shares, 0.060% (Cost $490)	$490

TOTAL INVESTMENTS (Cost $70,290†) — 99.3%		$72,753

Percentages are based on Net Assets of $73,290 ($ Thousands).

‡	Real Estate Investment Trust

(A)	Floating Rate Security — The rate reflected on the Schedule of Investments is the rate in effect on September 30, 2015. The maturity date shown is the final maturity date.

(B)	The rate shown is the 7-day effective yield as of September 30, 2015.

†	At September 30, 2015, the tax basis cost of the Fund’s investments was $70,290, and the unrealized appreciation and depreciation were $2,752 and $(289) respectively.

Cost figures are shown in thousands.

AGM — Assured Guaranty Municipal Corp.

Cl — Class

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Corporation

GNMA — Government National Mortgage Corporation

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

LLC — Limited Liability Corporation

MTN — Medium Term Note

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

The following is a summary of the inputs used as of September 30, 2015, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$41,196	$—	$41,196
U.S. Treasury Obligations	—	13,452	—	13,452
U.S. Government Agency Obligations	—	6,210	—	6,210
Municipal Bonds	—	6,002	—	6,002
U.S. Government Mortgage-Backed Obligations	—	4,629	—	4,629
Non-Agency Mortgage-Backed Obligation	—	774	—	774
Short-Term Investment	490	—	—	490

Total Investments in Securities	$490	$72,263	$—	$72,753

For the period ended September 30, 2015, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

As of September 30, 2015, there were no Level 3 investments.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements

BSF-QH-001-2500

September 30, 2015	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of September 30, 2015

Face Amount (000)		Value (000)

MUNICIPAL BONDS — 98.8%
Alabama — 0.2%
	Huntsville, Electric System Revenue, RB
$225	5.250%, 12/01/29	$268

Alaska — 0.9%
	Alaska Housing Finance, Ser A, RB, NATL Insured
100	5.250%, 12/01/24, Pre-Refunded @ 100 (A)	110
	Alaska Municipal Bond Bank Authority, Ser 3, RB, Bond Bank Moral Obligation Insured
1,000	5.000%, 09/01/22	1,187

		1,297

Arkansas — 0.4%
	Little Rock, Sewer Revenue, RB
500	5.000%, 08/01/20	580

California — 1.8%
	California State, GO
235	4.500%, 03/01/21	264
150	4.500%, 08/01/30	157
	Sonoma County, Junior College District, GO
1,000	5.000%, 08/01/27	1,188
	University of California, Ser AF, RB
1,000	5.000%, 05/15/36	1,135

		2,744

Florida — 0.8%
	Jacksonville, Sales Tax Revenue, Ser A, RB
1,000	5.000%, 10/01/29	1,148

Georgia — 0.4%
	Atlanta, Water & Wastewater Revenue, Ser A, RB, NATL Insured
450	5.500%, 11/01/27	562

Hawaii — 84.0%
	Hawaii County, Ser A, GO
500	5.000%, 09/01/20	585
1,000	5.000%, 07/15/22	1,108
250	5.000%, 09/01/22	301
500	4.000%, 03/01/22	545
	Hawaii County, Ser B, GO
200	5.000%, 09/01/22	241
	Hawaii State, Airport System Authority, RB, AGM Insured
1,000	5.250%, 07/01/27	1,169
	Hawaii State, Airport System Authority, Ser A, RB
375	5.250%, 07/01/21	439
250	5.250%, 07/01/23	293
2,500	5.250%, 07/01/27	2,910
1,000	5.250%, 07/01/28	1,161
900	5.250%, 07/01/30	1,031
	Hawaii State, Airport System Authority, RB, AMT
2,000	5.000%, 07/01/24	2,268
1,000	4.125%, 07/01/24	1,082
1,000	3.000%, 07/01/17	1,039
	Hawaii State, Department of Budget & Finance, Mid Pacific Institute, RB
1,000	5.000%, 01/01/26	1,006
	Hawaii State, Department of Budget & Finance, Pacific Health Project, Ser A, RB
425	6.000%, 07/01/33	510

September 30,2015	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of September 30, 2015

Face Amount (000)		Value (000)
Hawaii — (continued)
$1,000	4.625%, 07/01/21	$1,134
	Hawaii State, Department of Budget & Finance, Pacific Health Project, Ser B, RB
225	5.000%, 07/01/18	249
55	3.000%, 07/01/19	58
	Hawaii State, Department of Budget & Finance, RB
325	5.125%, 07/01/31	366
300	3.600%, 11/15/20	302
300	3.350%, 11/15/19	302
	Hawaii State, Department of Budget & Finance, Ser A, RB
100	5.000%, 07/01/22	118
575	5.000%, 07/01/26	670
1,800	5.000%, 07/01/27	2,149
1,775	5.000%, 07/01/35	2,009
850	4.000%, 07/01/18	920
	Hawaii State, Department of Budget & Finance, Ser B, RB
775	5.000%, 07/01/28	880
	Hawaii State, Department of Budget & Finance, Sub-Ser, RB
4,050	6.500%, 07/01/39	4,600
	Hawaii State, Department of Hawaiian Home Lands, Kapolei Office Facilities, Ser A, COP, AGM Insured
2,000	5.000%, 11/01/31	2,083
110	4.250%, 11/01/26	113
	Hawaii State, Department of Hawaiian Home Lands, RB
100	4.250%, 04/01/16	102
	Hawaii State, Department of Transportation, Airports Division Lease Revenue, COP, AMT
1,525	5.000%, 08/01/21	1,763
3,675	5.000%, 08/01/27	4,178
	Hawaii State, Department of Transportation, COP, AMT
1,000	5.250%, 08/01/25	1,177
	Hawaii State, Harbor System Revenue, Ser A, RB
100	5.000%, 07/01/25	113
1,125	4.250%, 07/01/21	1,235
	Hawaii State, Harbor System Revenue, Ser B, RB, AMT, AGM Insured
500	5.000%, 01/01/23	501
	Hawaii State, Highway Authority, RB
500	5.750%, 01/01/28	569
605	5.500%, 07/01/18	680
1,000	5.500%, 01/01/25	1,134
	Hawaii State, Highway Authority, RB, BHAC Insured
550	4.750%, 01/01/22	609
	Hawaii State, Highway Authority, Ser A, RB
700	5.000%, 01/01/23	846
1,600	5.000%, 01/01/30	1,881
1,700	5.000%, 01/01/31	1,960
1,500	5.000%, 01/01/33	1,740
400	5.000%, 01/01/34	462
	Hawaii State, Highway Authority, Ser B, RB, AGM Insured
1,250	5.250%, 07/01/18	1,396
1,600	5.250%, 07/01/19	1,841
	Hawaii State, Housing Finance & Development, Kuhio Park Terrace Multi-Family Housing, Ser A, RB, FHLMC Insured
200	3.900%, 04/01/22	211
115	3.750%, 04/01/21	121
180	3.500%, 04/01/20	188
115	3.000%, 04/01/18	118
	Hawaii State, Housing Finance & Development, Rental Housing System, Ser B, RB, AGM Insured
2,000	6.500%, 07/01/33	2,229
	Hawaii State, Housing Finance & Development, Single-Family Housing, Ser B, RB, GNMA/FNMA Insured
490	3.450%, 01/01/22	507

September 30, 2015	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of September 30, 2015

Face Amount (000)		Value (000)
Hawaii — (continued)
	Hawaii State, Housing Finance & Development, Wilikina Apartments Project, Ser A, RB
$1,000	5.000%, 05/01/34	$1,000
	Hawaii State, Ser DK, GO
280	5.000%, 05/01/18	310
675	5.000%, 05/01/25	745
1,000	5.000%, 05/01/27, Pre-Refunded @ 100 (A)	1,103
	Hawaii State, Ser DN, GO
200	5.250%, 08/01/25	224
	Hawaii State, Ser DO, GO
850	5.000%, 08/01/17	918
	Hawaii State, Ser DQ, GO
100	5.000%, 06/01/21	114
	Hawaii State, Ser DR, GO
1,095	5.000%, 06/01/17	1,176
1,000	5.000%, 06/01/19	1,141
735	4.250%, 06/01/19	819
	Hawaii State, Ser DT, GO
270	5.000%, 11/01/19	311
225	4.500%, 11/01/19	255
	Hawaii State, Ser DY, GO
825	5.000%, 02/01/19	933
1,000	5.000%, 02/01/20	1,159
125	4.000%, 02/01/20	140
	Hawaii State, Ser DZ, GO
1,025	5.000%, 12/01/17	1,120
960	5.000%, 12/01/23	1,143
120	5.000%, 12/01/26	142
250	5.000%, 12/01/28	293
250	5.000%, 12/01/30	291
1,000	5.000%, 12/01/31	1,162
	Hawaii State, Ser EA, GO
935	5.000%, 12/01/21	1,120
1,700	5.000%, 12/01/22	2,031
	Hawaii State, Ser EF, GO
500	5.000%, 11/01/22	605
300	5.000%, 11/01/23	361
	Hawaii State, Ser EH, GO
1,000	5.000%, 08/01/18	1,115
300	5.000%, 08/01/20	351
675	5.000%, 08/01/23	822
200	5.000%, 08/01/24	243
200	5.000%, 08/01/32	231
	Hawaii State, Ser EO, GO
150	5.000%, 08/01/24	185
1,000	5.000%, 08/01/33	1,160
2,075	5.000%, 08/01/34	2,398
	Hawaii State, Ser EP, GO
150	5.000%, 08/01/20	175
1,000	5.000%, 08/01/22	1,205
275	5.000%, 08/01/25	336
	Honolulu Hawaii City & County, Board of Water Supply, Ser A, RB
1,050	5.000%, 07/01/19	1,202
875	5.000%, 07/01/23	1,043
525	5.000%, 07/01/31	613
130	4.000%, 07/01/18	140
400	3.000%, 07/01/17	417
	Honolulu Hawaii City & County, Board of Water Supply, Ser B, RB, AMT, NATL Insured
2,000	5.250%, 07/01/16, Pre-Refunded @ 100 (A)	2,070
50	5.000%, 07/01/16	52
	Honolulu Hawaii City & County, Ser A, GO
1,100	5.250%, 04/01/19, Pre-Refunded @ 100 (A)	1,264

September 30, 2015	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of September 30, 2015

Face Amount (000)		Value (000)
Hawaii — (continued)
$275	5.250%, 08/01/31	$321
1,000	5.000%, 04/01/19, Pre-Refunded @ 100 (A)	1,140
775	5.000%, 10/01/19	891
680	5.000%, 11/01/21	812
500	5.000%, 11/01/22	604
1,000	5.000%, 10/01/27	1,221
150	5.000%, 10/01/29	180
1,250	5.000%, 10/01/35	1,459
700	4.000%, 11/01/19	779
325	4.000%, 08/01/22	362
275	3.750%, 04/01/18	295
	Honolulu Hawaii City & County, Ser A, GO, AGM Insured
1,000	5.000%, 07/01/17, Pre-Refunded @ 100 (A)	1,077
60	5.000%, 07/01/19, Pre-Refunded @ 100 (A)	65
	Honolulu Hawaii City & County, Ser B, GO
300	5.000%, 12/01/16	316
250	5.000%, 12/01/18	282
375	5.000%, 08/01/21	446
350	5.000%, 08/01/22	413
200	5.000%, 11/01/24	241
700	5.000%, 08/01/26	822
	Honolulu Hawaii City & County, Ser B, GO, AGM Insured
515	5.250%, 07/01/16	534
100	5.250%, 07/01/19	115
	Honolulu Hawaii City & County, Ser C, GO
200	4.750%, 09/01/18	222
	Honolulu Hawaii City & County, Ser D, GO
1,000	5.250%, 09/01/22	1,158
	Honolulu Hawaii City & County, Wastewater System Authority, Ser A, RB
635	5.000%, 07/01/20	723
650	5.000%, 07/01/22	779
1,000	5.000%, 07/01/25	1,171
100	5.000%, 07/01/31	115
1,000	5.000%, 07/01/38	1,121
200	4.000%, 07/01/22	227
	Honolulu Hawaii City & County, Wastewater System Authority, Ser B, RB
500	5.000%, 07/01/20	582
500	4.000%, 07/01/21	564
	Honolulu Hawaii City & County, Wastewater System Authority, Ser Junior A-1, RB, NATL Insured
815	5.000%, 07/01/22, Pre-Refunded @ 100 (A)	844
	Honolulu Hawaii City & County, Wastewater System Authority, Waipahu Towers Project, Ser A, RB, AMT, GNMA Insured
165	6.900%, 06/20/35	166
	Kauai County, Ser A, GO
250	5.000%, 08/01/21	297
150	5.000%, 08/01/23	179
250	4.000%, 08/01/24	278
250	3.250%, 08/01/23	264
	Kauai County, Ser A, GO, NATL Insured
415	5.000%, 08/01/21	416
	Maui County, GO
250	5.000%, 06/01/20	291
150	5.000%, 06/01/21	178
	Maui County, GO, NATL Insured
205	5.000%, 03/01/24	206
	Maui County, Ser A, GO
1,000	5.000%, 07/01/19	1,074
	Maui County, Ser A, GO, AGM Insured
1,000	3.500%, 07/01/16	1,024
	Maui County, Ser A, GO, NATL Insured
1,000	4.750%, 07/01/16, Pre-Refunded @ 100 (A)	1,033

September 30, 2015	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of September 30, 2015

Face Amount (000)		Value (000)
Hawaii — (continued)
	Maui County, Ser B, GO
$375	4.000%, 06/01/16	$384
500	4.000%, 06/01/21	555
	Maui County, Ser B, GO, NATL Insured
500	5.000%, 07/01/16	518
	University of Hawaii, College Improvements Project, Ser A, RB, AGC Insured
1,100	5.000%, 10/01/23, Pre-Refunded @ 100 (A)	1,152
	University of Hawaii, College Improvements Project, Ser A, RB, NATL Insured
200	5.000%, 07/15/19	207
150	5.000%, 07/15/22	156
	University of Hawaii, Ser A, RB
100	6.000%, 10/01/38	117
	University of Hawaii, Ser A, RB, NATL Insured
975	5.000%, 07/15/21	1,011
2,000	4.500%, 07/15/23	2,066
350	3.500%, 07/15/28	352
	University of Hawaii, Ser A-2, RB
1,030	4.000%, 10/01/18	1,119
	University of Hawaii, Ser B, RB
2,000	5.000%, 10/01/34	2,302
1,000	4.000%, 10/01/23	1,140

		127,206

Indiana — 0.0%
	Indiana State, Housing & Community Development Authority, Ser C, RB, GNMA/FNMA Insured
75	4.100%, 06/01/27	78

Maine — 0.6%
	Maine State, Health & Higher Educational Facilities Authority, Ser A, RB
750	5.250%, 07/01/31	838

Maryland — 0.4%
	Maryland State, GO
575	5.000%, 03/01/22	664

Massachusetts — 0.5%
	Massachusetts Bay, Transportation Authority, Ser A, RB
600	5.250%, 07/01/29	766

Nebraska — 0.1%
	Omaha, GO
100	5.250%, 10/15/19	113

New York — 3.0%
	Metropolitan Transportation Authority, Ser A, RB
1,000	4.000%, 11/15/20	1,119
	New York City Trust for Cultural Resources, Ser S, RB
1,000	5.000%, 07/01/41	1,132
	New York State, Dormitory Authority, Ser A, RB
875	5.000%, 03/15/31	1,019
	New York, New York, Ser D, GO
350	5.000%, 08/01/21	415
	New York, New York, Ser H, GO
500	5.000%, 08/01/20	582
	New York, New York, Ser J, GO
275	5.000%, 08/01/33	315

		4,582

September 30, 2015	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of September 30, 2015

Face Amount (000)/Shares		Value (000)
Ohio — 0.9%
	Akron, Income Tax Revenue, RB
$1,000	5.000%, 12/01/33	$1,129
	Ohio State, GO
300	5.000%, 08/01/22	362

		1,491

Oklahoma — 0.1%
	Oklahoma City Water Utilities Trust, RB
125	5.000%, 07/01/40	139

Oregon — 0.2%
	Oregon State, Facilities Authority, Providence Health Services, RB
225	5.000%, 10/01/19	258

Tennessee — 0.6%
	Memphis, Ser A, GO
750	5.000%, 04/01/26	915

Texas — 2.0%
	Arlington, Higher Education Finance, RB
750	5.000%, 08/15/27	881
	Harris County, Metropolitan Transit Authority, Ser A, RB
425	5.000%, 11/01/24	502
	Midland County, Fresh Water Supply District No. 1, Ser A, RB
1,000	4.789%, 09/15/37 (B)	368
	North East, Independent School District, GO
275	5.250%, 02/01/28	351
	Texas State, Central Texas Turnpike System, Ser B, RB
1,000	5.000%, 08/15/37	1,099

		3,201

Utah — 0.2%
	Central Utah, Water Conservancy District, Ser B, GO
200	5.250%, 04/01/23	236

Washington — 1.7%
	Port of Seattle Washington, Ser A, RB
750	5.000%, 08/01/26	874
	Snohomish County, School District No. 306 Lakewood, GO
1,000	5.000%, 12/01/26	1,204
	Washington State, Ser R-2015, GO
450	5.000%, 07/01/20	525

		2,603

TOTAL MUNICIPAL BONDS (Cost $145,571)		149,689

SHORT-TERM INVESTMENT (C) — 0.2%
336,374	Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 0.000% (Cost $336)	336

TOTAL INVESTMENTS (Cost $145,907†) — 99.0%		$150,025

Percentages are based on Net Assets of $151,481($ Thousands).

(A)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.

(B)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(C)	The rate reported is the 7-day effective yield as of September 30, 2015.

†	At September 30, 2015, the tax basis cost of the Fund’s investments was $145,907 and the unrealized appreciation and depreciation were $4,483 and $(365) respectively.

Cost figures are shown in thousands.

September 30, 2015	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of September 30, 2015

AGC — American Guarantee Corporation

AGM — Assured Guaranty Municipal Corp.

AMT — Alternative Minimum Tax

BHAC — Berkshire Hathaway Assurance Corporation

COP — Certificate of Participation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Corporation

GNMA — Government National Mortgage Corporation

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

The following is a list of the inputs used as of September 30, 2015, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$149,689	$—	$149,689
Short-Term Investment	336	—	—	336

Total Investments in Securities	$336	$149,689	$—	$150,025

For the period ended September 30, 2015, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

As of September 30, 2015, there were no Level 3 investments.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements

BSF-QH-001-2500

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Bishop Street Funds

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President

Date: November 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President

Date: November 24, 2015

By (Signature and Title)*	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: November 24, 2015